Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements
14.	Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements

Set forth on the following pages are the consolidating condensed financial statements of Parker Drilling. Our loans pursuant to the Credit Agreement, the 9.125% Notes, and the 7.50% Notes are guaranteed by substantially all of our direct and indirect domestic subsidiaries other than immaterial subsidiaries and subsidiaries generating revenues primarily outside the United States. There are currently no restrictions on the ability of the guarantor to transfer funds to Parker Drilling in the form of cash dividends, loans or advances. Parker Drilling is a holding company with no operations, other than through its subsidiaries. Separate financial statements for each guarantor company are not provided as the Company complies with the exception to Rule 3-10(a)(1) of Regulation S-X, set forth in sub-paragraph (f) of such rule. All guarantor subsidiaries are owned 100 percent by Parker Drilling, all guarantees are full and unconditional and all guarantees are joint and several.

We are providing consolidating condensed financial information of Parker Drilling, the guarantor subsidiaries, and the non-guarantor subsidiaries as of September 30, 2013 and December 31, 2012 and for the three and nine months ended September 30, 2013 and 2012. The consolidating condensed financial statements present investments in both consolidated and unconsolidated subsidiaries using the equity method of accounting.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	September 30, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$89,516	$21,273	$51,668	$—	$162,457
Accounts and notes receivable, net	290,856	113,873	386,521	(541,627)	249,623
Rig materials and supplies	—	2,364	37,838	—	40,202
Deferred costs	—	32	13,551	—	13,583
Deferred income taxes	—	12,363	1,110	—	13,473
Other tax assets	43,171	(46,939)	22,201	—	18,433
Assets held for sale	—	1,183	6,302	—	7,485
Other current assets	—	14,238	6,668	—	20,906

Total current assets	423,543	118,387	525,859	(541,627)	526,162

Property, plant and equipment, net	60	559,885	298,727	—	858,672
Investment in subsidiaries and intercompany advances	944,584	(220,110)	1,593,743	(2,318,217)	—
Other noncurrent assets	52,147	60,002	38,397	—	150,546

Total assets	$1,420,334	$518,164	$2,456,726	$(2,859,844)	$1,535,380

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$—	$—	$—	$—	$—
Accounts payable and accrued liabilities	81,524	101,207	263,709	(255,211)	191,229
Accrued income taxes	—	529	6,732	—	7,261

Total current liabilities	81,524	101,736	270,441	(255,211)	198,490

Long-term debt	653,968	—	—	—	653,968
Other long-term liabilities	4,289	5,806	13,953	—	24,048
Long-term deferred tax liability	—	47,684	(8,600)	—	39,084
Intercompany payables	62,584	43,669	359,106	(465,359)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	20,050	18,049	43,003	(61,052)	20,050
Capital in excess of par value	654,750	733,899	1,579,458	(2,313,357)	654,750
Accumulated other comprehensive income	—	—	957	—	957
Retained earnings (accumulated deficit)	(56,831)	(432,679)	196,587	235,135	(57,788)

Total controlling interest stockholders’ equity	617,969	319,269	1,820,005	(2,139,274)	617,969

Noncontrolling interest	—	—	1,821	—	1,821

Total equity	617,969	319,269	1,821,826	(2,139,274)	619,790

Total liabilities and stockholders’ equity	$1,420,334	$518,164	$2,456,726	$(2,859,844)	$1,535,380

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$42,251	$11,023	$34,612	$—	$87,886
Accounts and notes receivable, net	289,957	98,747	292,644	(512,786)	168,562
Rig materials and supplies	—	2,834	26,026	—	28,860
Deferred costs	—	—	1,089	—	1,089
Deferred income taxes	—	7,615	1,127	—	8,742
Other tax assets	46,249	(31,136)	18,411	—	33,524
Assets held for sale	—	—	6,800	—	6,800
Other current assets	—	8,675	4,146	—	12,821

Total current assets	378,457	97,758	384,855	(512,786)	348,284

Property, plant and equipment, net	60	548,794	240,269	—	789,123
Investment in subsidiaries and intercompany advances	780,878	(233,388)	1,467,429	(2,014,919)	—
Other noncurrent assets	43,569	59,541	15,216	—	118,326

Total assets	$1,202,964	$472,705	$2,107,769	$(2,527,705)	$1,255,733

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$10,000	$—	$—	$—	$10,000
Accounts payable and accrued liabilities	65,839	93,243	205,864	(227,200)	137,746
Accrued income taxes	—	612	3,508	—	4,120

Total current liabilities	75,839	93,855	209,372	(227,200)	151,866

Long-term debt	469,205	—	—	—	469,205
Other long-term liabilities	3,933	6,129	13,120	—	23,182
Long-term deferred tax liability	—	36,894	(16,047)	—	20,847
Intercompany payables	62,583	43,657	216,320	(322,560)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	19,818	18,049	43,003	(61,052)	19,818
Capital in excess of par value	646,217	733,112	1,455,246	(2,188,358)	646,217
Accumulated other comprehensive income	—	—	—	—	—
Retained earnings (accumulated deficit)	(74,631)	(458,991)	187,526	271,465	(74,631)

Total controlling interest stockholders’ equity	591,404	292,170	1,685,775	(1,977,945)	591,404

Noncontrolling interest	—	—	(771)	—	(771)

Total Equity	591,404	292,170	1,685,004	(1,977,945)	590,633

Total liabilities and stockholders’ equity	$1,202,964	$472,705	$2,107,769	$(2,527,705)	$1,255,733

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Three months ended September 30, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$119,223	$170,609	$(52,070)	$237,762
Operating expenses	—	64,297	141,514	(52,070)	153,741
Depreciation and amortization	—	19,956	15,926	—	35,882

Total operating gross margin	—	34,970	13,169	—	48,139

General and administration expense(1)	(47)	(14,028)	(113)	—	(14,188)
Gain on disposition of assets, net	—	(34)	1,128	—	1,094

Total operating income (loss)	(47)	20,908	14,184	—	35,045
Other income and (expense):
Interest expense	(14,035)	(107)	(2,198)	3,213	(13,127)
Interest income	360	250	2,733	(3,213)	130
Extinguishment of debt	(5,218)	—	—	—	(5,218)
Changes in fair value of derivative positions	—	—	—	—	—
Other	(1)	(11)	412	—	400
Equity in net earnings of subsidiaries	22,322	—	—	(22,322)	—

Total other income (expense)	3,428	132	947	(22,322)	(17,815)

Income (benefit) before income taxes	3,381	21,040	15,131	(22,322)	17,230

Total income tax expense (benefit)	(4,589)	10,223	3,478	—	9,112

Net income (loss)	7,970	10,817	11,653	(22,322)	8,118

Less: Net income (loss) attributable to noncontrolling interest	—	—	148	—	148

Net income (loss) attributable to controlling interest	$7,970	$10,817	$11,505	$(22,322)	$7,970

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Three Months Ended September 30, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$98,969	$94,749	$(28,417)	$165,301
Operating expenses	—	45,850	84,051	(28,417)	101,484
Depreciation and amortization	—	17,866	11,913	—	29,779

Total operating gross margin	—	35,253	(1,215)	—	34,038

General and administration expense(1)	(47)	(8,823)	(35)	—	(8,905)
Gain on disposition of assets, net	—	553	53	—	606

Total operating income (loss)	(47)	26,983	(1,197)	—	25,739
Other income and (expense):
Interest expense	(9,105)	(43)	(1,840)	2,817	(8,171)
Interest income	95	179	2,573	(2,817)	30
Changes in fair value of derivative positions	19	—	—	—	19
Loss on extinguishment of debt	(117)	—	—	—	(117)
Other	—	26	—	—	26
Equity in net earnings of subsidiaries	10,596	—	—	(10,596)	—

Total other income (expense)	1,488	162	733	(10,596)	(8,213)

Income (loss) before income taxes	1,441	27,145	(464)	(10,596)	17,526

Income tax expense (benefit)	(9,495)	10,451	5,739	—	6,695

Net income (loss)	10,936	16,694	(6,203)	(10,596)	10,831

Less: Net income (loss) attributable to noncontrolling interest	—	—	(105)	—	(105)

Net income (loss) attributable to controlling interest	$10,936	$16,694	$(6,098)	$(10,596)	$10,936

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Nine Months Ended September 30, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$345,434	$388,912	$(103,428)	$630,918
Operating expenses	—	186,708	331,056	(103,428)	414,336
Depreciation and amortization	—	57,335	40,339	—	97,674

Total operating gross margin	—	101,391	17,517	—	118,908

General and administration expense(1)	(140)	(48,942)	(367)	—	(49,449)
Gain on disposition of assets, net	—	1,917	842	—	2,759

Total operating income (loss)	(140)	54,366	17,992	—	72,218
Other income and (expense):
Interest expense	(36,734)	(167)	(9,494)	12,521	(33,874)
Interest income	3,366	1,584	9,963	(12,521)	2,392
Extinguishment of debt	(5,218)	—	—	—	(5,218)
Changes in fair value of derivative positions	54	—	—	—	54
Other	—	(178)	511	—	333
Equity in net earnings of subsidiaries	36,330	—	—	(36,330)	—

Total other income (expense)	(2,202)	1,239	980	(36,330)	(36,313)

Income (loss) before income taxes	(2,342)	55,605	18,972	(36,330)	35,905

Total Income tax expense (benefit)	(19,185)	27,993	10,033	—	18,841

Net income (loss)	16,843	27,612	8,939	(36,330)	17,064

Less: Net income (loss) attributable to noncontrolling interest	—	—	221	—	221

Net income (loss) attributable to controlling interest	$16,843	$27,612	$8,718	$(36,330)	$16,843

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Nine Months Ended September 30, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$302,892	$295,811	$(77,908)	$520,795
Operating expenses	—	136,849	242,001	(77,908)	300,942
Depreciation and amortization	—	49,127	36,230	—	85,357

Total operating gross margin	—	116,916	17,580	—	134,496

General and administration expense(1)	(137)	(21,273)	(412)	—	(21,822)
Gain on disposition of assets, net	—	1,168	1,298	—	2,466

Total operating income (loss)	(137)	96,811	18,466	—	115,140
Other income and (expense):
Interest expense	(27,923)	(115)	(5,811)	8,716	(25,133)
Interest income	8,695	4,894	39,345	(52,825)	109
Changes in fair value of derivative positions	8	—	—	—	8
Loss on extinguishment of debt	(1,766)	—	—	—	(1,766)
Other	—	64	(2)	—	62
Equity in net earnings of subsidiaries	61,553	—	—	(61,553)	—

Total other income (expense)	40,567	4,843	33,532	(105,662)	(26,720)

Income (loss) before income taxes	40,430	101,654	51,998	(105,662)	88,420

Income tax expense (benefit)	(16,981)	38,149	9,987	—	31,155

Net income (loss)	57,411	63,505	42,011	(105,662)	57,265

Less: Net income (loss) attributable to noncontrolling interest	—	—	(146)	—	(146)

Net income (loss) attributable to controlling interest	$57,411	$63,505	$42,157	$(105,662)	$57,411

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(Dollars in Thousands)

(Unaudited)

	Three Months Ended September 30, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income	$7,970	$10,817	$11,653	$(22,322)	$8,118
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	—	—	(577)	—	(577)
Currency translation difference on foreign currency net investments			2,098		2,098

Total other comprehensive gain, net of tax:	—	—	1,521	—	1,521

Comprehensive income	7,970	10,817	13,174	(22,322)	9,639
Comprehensive (income) attributable to noncontrolling interest	—	—	(53)	—	(53)

Comprehensive income attributable to controlling interest	$7,970	$10,817	$13,121	$(22,322)	$9,586

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(Dollars in Thousands)

(Unaudited)

	Nine Months Ended September 30, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Comprehensive income:
Net income	$16,843	$27,612	$8,939	$(36,330)	$17,064
Other comprehensive gain, net of tax:
Currency translation difference on related borrowings	—	—	(1,542)	—	(1,542)
Currency translation difference on foreign currency net investments			2,499		2,499

Total other comprehensive gain, net of tax:	—	—	957	—	957

Comprehensive income	16,843	27,612	9,896	(36,330)	18,021
Comprehensive (income) attributable to noncontrolling interest	—	—	(83)	—	(83)

Comprehensive income attributable to controlling interest	$16,843	$27,612	$9,813	$(36,330)	$17,938

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Nine Months Ended September 30, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$16,843	$27,612	$8,939	$(36,330)	$17,064
Adjustments to reconcile net income (loss):
Depreciation and amortization	—	57,335	40,339	—	97,674
Loss on extinguishment of debt	5,218	—	—	—	5,218
Gain on disposition of assets	—	(1,917)	(842)	—	(2,759)
Deferred income tax expense	(2,860)	10,479	5,253	—	12,872
Expenses not requiring cash	10,494	591	(1,157)	—	9,928
Equity in net earnings of subsidiaries	(36,330)	—	—	36,330	—
Change in accounts receivable	(899)	(7,951)	(19,755)	—	(28,605)
Change in accrued income taxes	358	(85)	2,604	—	2,877
Change in other assets	3,045	4,580	(8,971)	—	(1,346)
Change in liabilities	14,222	(2,116)	306	—	12,412

Net cash provided by (used in) operating activities	10,091	88,528	26,716	—	125,335

Cash flows from investing activities:
Capital expenditures	—	(66,956)	(35,900)	—	(102,856)
Proceeds from the sale of assets	—	2,751	2,782	—	5,533
Acquisition of ITS, net of cash acquired	—	(292)	(117,699)	—	(117,991)

Net cash (used in) investing activities	—	(64,497)	(150,817)	—	(215,314)

Cash flows from financing activities:
Proceeds from debt issuance	350,000	—	—	—	350,000
Repayments of long term debt	(125,000)	—	—	—	(125,000)
Paydown on term note	(50,000)	—	—	—	(50,000)
Payment of debt issuance costs	(10,981)	—	—	—	(10,981)
Excess tax benefit from stock-based compensation	531	—	—	—	531
Intercompany advances, net	(127,376)	(13,781)	141,157	—	—

Net cash provided by (used in) financing activities	37,174	(13,781)	141,157	—	164,550

Net change in cash and cash equivalents	47,265	10,250	17,056	—	74,571
Cash and cash equivalents at beginning of year	42,251	11,023	34,612	—	87,886

Cash and cash equivalents at end of year	$89,516	$21,273	$51,668	$—	$162,457

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Nine Months Ended September 30, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$57,411	$63,505	$42,011	$(105,662)	$57,265
Adjustments to reconcile net income (loss)to net cash provided by operating activities:
Depreciation and amortization	—	49,127	36,230	—	85,357
Loss on extinguishment of debt	1,766	—	—	—	1,766
Gain on disposition of assets	—	(1,168)	(1,298)	—	(2,466)
Deferred income tax expense	5,940	4,868	(2,405)	—	8,403
Expenses not requiring cash	13,264	689	1,770	1	15,724
Equity in net earnings of subsidiaries	(61,553)	—	—	61,553	—
Change in accounts receivable	(291)	766	24,173	—	24,648
Change in other assets	(32,874)	61,320	(27,882)	—	564
Change in accrued income taxes	(5,068)	1,832	187	—	(3,049)
Change in liabilities	12,917	(21,430)	(1,672)	—	(10,185)

Net cash provided by (used in) operating activities	(8,488)	159,509	71,114	(44,108)	178,027

Cash flows from investing activities:
Capital expenditures	—	(139,618)	(8,040)	—	(147,658)
Proceeds from the sale of assets	—	1,667	1,829	—	3,496
Intercompany dividend payment	(8,387)	(4,357)	(31,364)	44,108	—

Net cash (used in) investing activities	(8,387)	(142,308)	(37,575)	44,108	(144,162)

Cash flows from financing activities:
Proceeds from debt issuance	130,000	—	—	—	130,000
Repayments of senior notes	(125,000)	—	—	—	(125,000)
Paydown on term note	(18,000)	—	—	—	(18,000)
Payment of debt issuance costs	(3,516)	—	—	—	(3,516)
Payment of debt extinguishment costs	(519)	—	—	—	(519)
Excess tax benefit from stock-based compensation	(572)	—	—	—	(572)
Intercompany advances, net	56,280	(13,507)	(42,773)	—	—

Net cash provided by (used in) financing activities	38,673	(13,507)	(42,773)	—	(17,607)

Net change in cash and cash equivalents	21,798	3,694	(9,234)	—	16,258
Cash and cash equivalents at beginning of year	55,670	4,212	37,987	—	97,869

Cash and cash equivalents at end of year	$77,468	$7,906	$28,753	$—	$114,127

Note 16 — Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements

Set forth on the following pages are the consolidating condensed financial statements of Parker Drilling. The Company’s 9.125% Notes are guaranteed by substantially all of the restricted subsidiaries of Parker Drilling. There are currently no restrictions on the ability of the restricted subsidiaries to transfer funds to Parker Drilling in the form of cash dividends, loans or advances. Parker Drilling is a holding company with no operations, other than through its subsidiaries. Separate financial statements for each guarantor company are not provided as the company complies with the exception to Rule 3-10(a)(1) of Regulation S-X, set forth in sub-paragraph (f) of such rule. All guarantor subsidiaries are owned 100 percent by the parent company, all guarantees are full and unconditional and all guarantees are joint and several.

We are providing consolidating condensed financial information of the parent, Parker Drilling, the guarantor subsidiaries, and the non-guarantor subsidiaries as of December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, 2011, and 2010. The consolidating condensed financial statements present investments in both consolidated and unconsolidated subsidiaries using the equity method of accounting.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Year ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$393,959	$385,279	$(101,256)	$677,982
Operating expenses	—	185,328	329,992	(101,256)	414,064
Depreciation and amortization	—	65,354	47,663	—	113,017

Total operating gross margin	—	143,277	7,624	—	150,901

General and administration expense(1)	(182)	(45,433)	(437)	—	(46,052)
Gain on disposition of assets, net	—	775	1,199	—	1,974

Total operating income (loss)	(182)	98,619	8,386	—	106,823

Other income and (expense):
Interest expense	(37,326)	(151)	(8,739)	12,674	(33,542)
Changes in fair value of derivative positions	55	—	—	—	55
Interest income	9,863	5,073	41,999	(56,782)	153
Loss on extinguishment of debt	(2,130)	—	—	—	(2,130)
Other	—	(370)	(12)	—	(382)
Equity in net earnings of subsidiaries	43,884	—	—	(43,884)	—

Total other income (expense)	14,346	4,552	33,248	(87,992)	(35,846)

Income (benefit) before income taxes	14,164	103,171	41,634	(87,992)	70,977
Income tax expense (benefit):
Current	(25,406)	32,781	10,667	—	18,042
Deferred	2,257	15,429	(1,849)	—	15,837

Income tax expense (benefit)	(23,149)	48,210	8,818	—	33,879

Net income (loss)	37,313	54,961	32,816	(87,992)	37,098

Less: Net (loss) attributable to noncontrolling interest	—	—	(215)	—	(215)

Net income (loss) attributable to controlling interest	$37,313	$54,961	$33,031	$(87,992)	$37,313

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Year ended December 31, 2011
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$376,229	$426,491	$(116,074)	$686,646
Operating expenses	—	175,465	358,753	(116,074)	418,144
Depreciation and amortization	—	62,744	49,392	—	112,136

Total operating gross margin	—	138,020	18,346	—	156,366

General and administration expense(1)	(218)	(30,859)	(237)	—	(31,314)
Impairment and other charges	—	(170,000)	—	—	(170,000)
Provision for reduction in carrying value of certain assets	—	(1,350)	—	—	(1,350)
Gain on disposition of assets, net	—	2,706	953	—	3,659

Total operating income (loss)	(218)	(61,483)	19,062	—	(42,639)

Other income and (expense):
Interest expense	(26,654)	(17,889)	(8,865)	30,814	(22,594)
Changes in fair value of derivative positions	(110)	—	—	—	(110)
Interest income	18,131	750	12,189	(30,814)	256
Other	—	(345)	20	—	(325)
Equity in net earnings of subsidiaries	(23,484)	—	—	23,484	—

Total other income and (expense)	(32,117)	(17,484)	3,344	23,484	(22,773)

Income (benefit) before income taxes	(32,335)	(78,967)	22,406	23,484	(65,412)
Income tax expense (benefit):
Current	(13,402)	27,169	19,841	—	33,608
Deferred	31,518	(57,030)	(22,863)	—	(48,375)

Total income tax expense (benefit)	18,116	(29,861)	(3,022)	—	(14,767)

Net income (loss)	(50,451)	(49,106)	25,428	23,484	(50,645)

Less: Net (loss) attributable to noncontrolling interest	—	—	(194)	—	(194)

Net income (loss) attributable to controlling interest	$(50,451)	$(49,106)	$25,622	$23,484	$(50,451)

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

(Dollars in Thousands)

(Unaudited)

	Twelve months ended December 31, 2010
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$366,947	$401,617	$(109,089)	$659,475
Operating expenses	—	237,584	342,783	(109,089)	471,278
Depreciation and amortization	—	63,402	51,628	—	115,030

Total operating gross margin	—	65,961	7,206	—	73,167

General and administration expense(1)	(225)	(30,193)	(310)	—	(30,728)
Provision for reduction in carrying value of certain assets	—	(1,952)	—	—	(1,952)
Gain on disposition of assets, net	—	2,067	2,553	—	4,620

Total operating income (loss)	(225)	35,883	9,449	—	45,107

Other income and (expense):
Interest expense	(30,771)	(35,640)	(16,185)	55,791	(26,805)
Interest income	42,000	757	23,291	(65,791)	257
Loss on extinguishment of debt	(7,209)	—	—	—	(7,209)
Other	—	88	67	—	155
Equity in net earnings of subsidiaries	(22,962)	—	—	22,962	—

Total other income and (expense)	(18,942)	(34,795)	7,173	12,962	(33,602)

Income (benefit) before income taxes	(19,167)	1,088	16,622	12,962	11,505
Income tax expense (benefit):
Current	139	(189)	27,571	—	27,521
Deferred	(4,845)	2,323	1,214	—	(1,308)

Total income tax expense (benefit)	(4,706)	2,134	28,785	—	26,213

Net income (loss)	(14,461)	(1,046)	(12,163)	12,962	(14,708)

Less: Net (loss) attributable to noncontrolling interest	—	—	(247)	—	(247)

Net income (loss) attributable to controlling interest	$(14,461)	$(1,046)	$(11,916)	$12,962	$(14,461)

(1)	General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$42,251	$11,023	$34,612	$—	$87,886
Accounts and notes receivable, net	289,957	98,747	292,644	(512,786)	168,562
Rig materials and supplies	—	2,834	26,026	—	28,860
Deferred costs	—	—	1,089	—	1,089
Deferred income taxes	—	7,615	1,127	—	8,742
Other tax assets	46,249	(31,136)	18,411	—	33,524
Assets held for sale	—	—	11,550	—	11,550
Other current assets	—	8,675	4,146	—	12,821

Total current assets	378,457	97,758	389,605	(512,786)	353,034

Property, plant and equipment, net	60	548,794	237,304	—	786,158
Investment in subsidiaries and intercompany advances	780,878	(233,388)	1,467,429	(2,014,919)	—
Other noncurrent assets	43,569	59,541	13,431	—	116,541

Total assets	$1,202,964	$472,705	$2,107,769	$(2,527,705)	$1,255,733

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$10,000	$—	$—	$—	$10,000
Accounts payable and accrued liabilities	65,839	93,243	205,864	(227,200)	137,746
Accrued income taxes	—	612	3,508	—	4,120

Total current liabilities	75,839	93,855	209,372	(227,200)	151,866

Long-term debt	469,205	—	—	—	469,205
Other long-term liabilities	3,933	6,129	13,120	—	23,182
Long-term deferred tax liability	—	36,894	(16,047)	—	20,847
Intercompany payables	62,583	43,657	216,320	(322,560)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	19,818	18,049	43,003	(61,052)	19,818
Capital in excess of par value	646,217	733,112	1,455,246	(2,188,358)	646,217
Retained earnings (accumulated deficit)	(74,631)	(458,991)	187,526	271,465	(74,631)

Total controlling interest stockholders’ equity	591,404	292,170	1,685,775	(1,977,945)	591,404

Noncontrolling interest	—	—	(771)	—	(771)

Total Equity	591,404	292,170	1,685,004	(1,977,945)	590,633

Total liabilities and stockholders’ equity	$1,202,964	$472,705	$2,107,769	$(2,527,705)	$1,255,733

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATING CONDENSED BALANCE SHEET

(Dollars in Thousands)

(Unaudited)

	December 31, 2011
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$55,670	$4,212	$37,987	$—	$97,869
Accounts and notes receivable, net	289,512	94,748	285,326	(485,663)	183,923
Rig materials and supplies	—	762	29,185	—	29,947
Deferred costs	—	—	3,249	—	3,249
Deferred income taxes	—	5,311	853	486	6,650
Other tax assets	47,834	(25,218)	2,742	—	25,358
Assets held for sale	—	—	5,315	—	5,315
Other current assets	788	6,381	8,133	—	15,302

Total current assets	393,804	86,196	372,790	(485,177)	367,613

Property, plant and equipment, net	79	474,942	244,787	1	719,809
Investment in subsidiaries and intercompany advances	720,214	(212,883)	1,347,719	(1,855,050)	—
Other noncurrent assets	44,962	66,660	16,839	363	128,824

Total assets	$1,159,059	$414,915	$1,982,135	$(2,339,863)	$1,216,246

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt	$145,723	$—	$—	$—	$145,723
Accounts payable and accrued liabilities	60,120	94,056	181,010	(199,936)	135,250
Accrued income taxes	(205)	921	4,121	—	4,837

Total current liabilities	205,638	94,977	185,131	(199,936)	285,810

Long-term debt	337,000	—	—	—	337,000
Other long-term liabilities	8,081	9,474	15,897	—	33,452
Long-term deferred tax liability	1,151	25,232	(11,296)	847	15,934
Intercompany payables	62,583	43,657	111,619	(217,859)	—
Contingencies	—	—	—	—	—
Stockholders’ equity:
Common stock	19,508	18,049	43,003	(61,052)	19,508
Capital in excess of par value	637,042	733,120	1,444,091	(2,177,211)	637,042
Retained earnings (accumulated deficit)	(111,944)	(509,594)	194,246	315,348	(111,944)

Total controlling interest stockholders’ equity	544,606	241,575	1,681,340	(1,922,915)	544,606

Noncontrolling interest	—	—	(556)	—	(556)

Total Equity	544,606	241,575	1,680,784	(1,922,915)	544,050

Total liabilities and stockholders’ equity	$1,159,059	$414,915	$1,982,135	$(2,339,863)	$1,216,246

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$37,313	$54,961	$32,816	$(87,992)	$37,098
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	65,354	47,663	—	113,017
Loss on extinguishment of debt	2,130	—	—	—	2,130
Gain on disposition of assets	—	(775)	(1,199)	—	(1,974)
Deferred income tax expense	2,257	15,429	(1,849)	—	15,837
Expenses not requiring cash	16,558	33,644	(27,602)	—	22,600
Equity in net earnings of subsidiaries	(43,884)	—	—	43,884	—
Change in accounts receivable	(445)	(1,788)	17,474	—	15,241
Change in other assets	1,649	2,060	(9,200)	—	(5,491)
Change in accrued income taxes	(4,055)	220	(2,267)	—	(6,102)
Change in liabilities	3,914	(4,158)	(2,413)	—	(2,657)

Net cash provided by (used in) operating activities	15,437	164,947	53,423	(44,108)	189,699

Cash flows from investing activities:
Capital expenditures	—	(176,333)	(15,210)	—	(191,543)
Proceeds from the sale of assets	—	2,062	1,875	—	3,937
Proceeds from insurance settlements	—	—	—	—	—
Intercompany dividend payment	(8,387)	(4,357)	(31,364)	44,108	—

Net cash (used in) investing activities	(8,387)	(178,628)	(44,699)	44,108	(187,606)

Cash flows from financing activities:
Proceeds from debt issuance	130,000	—	—	—	130,000
Proceeds from draw on revolver credit facility	7,000	—	—	—	7,000
Paydown on senior notes	(125,000)	—	—	—	(125,000)
Paydown on term note	(18,000)	—	—	—	(18,000)
Paydown on revolver credit facility	—	—	—	—	—
Payment of debt issuance costs	(4,859)	—	—	—	(4,859)
Payment of debt extinguishment costs	(555)	—	—	—	(555)
Proceeds from stock options exercised	—	—	—	—	—
Excess tax benefit from stock-based compensation	(662)	—	—	—	(662)
Intercompany advances, net	(8,393)	20,492	(12,099)	—	—

Net cash provided by (used in) financing activities	(20,469)	20,492	(12,099)	—	(12,076)

Net change in cash and cash equivalents	(13,419)	6,811	(3,375)	—	(9,983)
Cash and cash equivalents at beginning of year	55,670	4,212	37,987	—	97,869

Cash and cash equivalents at end of year	$42,251	$11,023	$34,612	$—	$87,886

See accompanying notes to unaudited consolidated condensed financial statements.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2011
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(50,451)	$(49,106)	$25,428	$23,484	$(50,645)
Adjustments to reconcile net income (loss)to net cash provided by operating activities:
Depreciation and amortization	—	62,744	49,392	—	112,136
Loss on extinguishment of debt	—	—	—	—	—
Gain on disposition of assets	—	(2,706)	(953)	—	(3,659)
Deferred income tax expense	31,518	(57,030)	(22,863)	—	(48,375)
Impairment and other charges	—	170,000	—	—	170,000
Provision for reduction in carrying value of certain assets	—	1,350	—	—	1,350
Expenses not requiring cash	16,411	376	(3,954)	—	12,833
Equity in net earnings of subsidiaries	23,484	—	—	(23,484)	—
Change in accounts receivable	(288,333)	347,344	(65,852)	—	(6,841)
Change in other assets	62,173	(16,724)	16,404	—	61,853
Change in liabilities	(10,454)	(53,404)	41,091	—	(22,767)

Net cash provided by (used in) operating activities	(215,652)	402,844	38,693	—	225,885

Cash flows from investing activities:
Capital expenditures	—	(174,999)	(15,400)	—	(190,399)
Proceeds from the sale of assets	—	4,335	1,200	—	5,535
Proceeds from insurance settlements	—	250	—	—	250
Intercompany dividend payment	—	—	—	—	—

Net cash provided by (used in) investing activities	—	(170,414)	(14,200)	—	(184,614)

Cash flows from financing activities:
Proceeds from debt issuance	50,000	—	—	—	50,000
Proceeds from draw on revolver credit facility	—	—	—	—	—
Paydown on senior notes	—	—	—	—	—
Paydown on term note	(21,000)	—	—	—	(21,000)
Paydown on revolver credit facility	(25,000)	—	—	—	(25,000)
Payment of debt issuance costs	(504)	—	—	—	(504)
Payment of debt extinguishment costs	—	—	—	—	—
Proceeds from stock options exercised	183	—	—	—	183
Excess tax benefit from stock-based compensation	1,488	—	—	—	1,488
Intercompany advances, net	252,320	(230,535)	(21,785)	—	—

Net cash provided by (used in) financing activities	257,487	(230,535)	(21,785)	—	5,167

Net change in cash and cash equivalents	41,835	1,895	2,708	—	46,438
Cash and cash equivalents at beginning of year	13,835	2,317	35,279	—	51,431

Cash and cash equivalents at end of year	$55,670	$4,212	$37,987	$—	$97,869

See accompanying notes to unaudited consolidated condensed financial statements.

PARKER DRILLING COMPANY AND SUBSIDIARIES

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in Thousands)

(Unaudited)

	Year Ended December 31, 2010
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(14,461)	$(1,046)	$(12,163)	$12,962	$(14,708)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	63,402	51,628	—	115,030
Loss on extinguishment of debt	7,209	—	—	—	7,209
Gain on disposition of assets	—	(2,067)	(2,553)	—	(4,620)
Deferred income tax expense	(4,845)	2,323	1,214	—	(1,308)
Provision for reduction in carrying value of certain assets	—	1,952	—	—	1,952
Expenses not requiring cash	14,829	—	—	—	14,829
Equity in net earnings of subsidiaries	22,962	—	—	(22,962)	—
Change in accounts receivable	16,178	(14,763)	19,337	—	20,752
Change in other assets	(2,505)	(13,454)	15,365	—	(594)
Change in liabilities	(144)	7,793	(22,641)	—	(14,992)

Net cash provided by (used in) operating activities	39,223	44,140	50,187	(10,000)	123,550

Cash flows from investing activities:
Capital expenditures	—	(169,784)	(49,400)	—	(219,184)
Proceeds from the sale of assets	—	4,646	1,829	—	6,475
Intercompany dividend payment	—	—	(10,000)	10,000	—

Net cash provided by (used in) investing activities	—	(165,138)	(57,571)	10,000	(212,709)

Cash flows from financing activities:
Proceeds from debt issuance	300,000	—	—	—	300,000
Proceeds from draw on revolver credit facility	25,000	—	—	—	25,000
Paydown on senior notes	(225,000)	—	—	—	(225,000)
Paydown on term note	(12,000)	—	—	—	(12,000)
Paydown on revolver credit facility	(42,000)	—	—	—	(42,000)
Payment of debt issuance costs	(7,976)	—	—	—	(7,976)
Payment of debt extinguishment costs	(7,466)	—	—	—	(7,466)
Proceeds from stock options exercised	26	—	—	—	26
Excess tax benefit from stock-based compensation	1,203	—	—	—	1,203
Intercompany advances, net	(115,364)	121,547	(6,183)	—	—

Net cash provided by (used in) financing activities	(83,577)	121,547	(6,183)	—	31,787

Net change in cash and cash equivalents	(44,354)	549	(13,567)	—	(57,372)
Cash and cash equivalents at beginning of year	58,189	1,768	48,846	—	108,803

Cash and cash equivalents at end of year	$13,835	$2,317	$35,279	$—	$51,431